Form N-1A Cover	May 05, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	May 05, 2025
Prospectus Date	Feb. 01, 2025